Consolidated Statements of Stockholders' Equity (Parenthetical)	12 Months Ended
Dec. 31, 2024 $ / shares
Statement of Stockholders' Equity [Abstract]
Common stock, dividends, per share, declared (in dollars per share)	$ 2.10